PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.4%
	U.S. TREASURY BILLS — 86.4%
180,000	United States Treasury Bill(a) (d)			3.4866	02/03/26	$ 179,982
150,000	United States Treasury Bill(a) (d)			3.7384	02/10/26	149,881
155,000	United States Treasury Bill(a) (d)			3.5391	02/24/26	154,657
150,000	United States Treasury Bill(a) (d)			3.6424	03/03/26	149,562
100,000	United States Treasury Bill(a) (d)			3.4588	03/10/26	99,638
120,000	United States Treasury Bill(a) (d)			3.4864	03/17/26	119,480
120,000	United States Treasury Bill(a) (d)			3.5153	03/24/26	119,395
120,000	United States Treasury Bill(a) (d)			3.5367	03/31/26	119,315
100,000	United States Treasury Bill(a) (d)			3.5339	04/07/26	99,362
160,000	United States Treasury Bill(a) (d)			3.5475	04/14/26	158,873
100,000	United States Treasury Bill(a) (d)			3.6412	04/21/26	99,228
85,000	United States Treasury Bill(a) (d)			3.5510	04/28/26	84,286
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,533,588)					1,533,659

Shares						Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
47,527	Dreyfus Government Cash Management, Institutional Class, 3.58% (Cost $47,527) (b) (d)					47,527

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.2%	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
18	S&P 500 Index	FCS	02/06/2026	$ 5,800	$ 12,490,254	$ 405
36	S&P 500 Index	FCS	02/06/2026	5,850	24,980,508	900
14	S&P 500 Index	FCS	02/06/2026	6,125	9,714,642	700
18	S&P 500 Index	FCS	02/06/2026	6,150	12,490,254	945
9	S&P 500 Index	FCS	02/06/2026	6,160	6,245,127	495
5	S&P 500 Index	FCS	02/06/2026	6,170	3,469,515	275
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,189)					3,720

	TOTAL INDEX OPTIONS PURCHASED (Cost - $5,189)					3,720

	TOTAL INVESTMENTS - 89.3% (Cost $1,586,304)					$ 1,584,906
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds received - $6,485)					(4,773)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%					195,132
	NET ASSETS - 100.0%					$ 1,775,265

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2026

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.3)%	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.3)%
18	S&P 500 Index	FCS	02/06/2026	$ 5,900	$ 12,490,254	$ 495
36	S&P 500 Index	FCS	02/06/2026	5,950	24,980,508	1,080
14	S&P 500 Index	FCS	02/06/2026	6,225	9,714,642	910
18	S&P 500 Index	FCS	02/06/2026	6,250	12,490,254	1,260
9	S&P 500 Index	FCS	02/06/2026	6,260	6,245,127	653
5	S&P 500 Index	FCS	02/06/2026	6,270	3,469,515	375
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $6,485)					4,773

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $6,485)					$ 4,773

FCS	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $1,581,170.